Schedule of loan payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 222	$ 269
Less current portion	(103)	(97)
Long-term portion of loan payable	119	172
Loan payable [member]
IfrsStatementLineItems [Line Items]
Total	$ 222	$ 269